STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
3. STOCK BASED COMPENSATION
Stock Options — The following table summarizes the options that had been granted to certain key executives in accordance with the Long-Term Incentive Compensation Plan that was approved by shareholders at the Annual Meeting of Shareholders on April 6, 2000.

	Shares	Weighted Average Exercise Price
Options Outstanding, January 1, 2013	396,835	$17.57
Granted	—	—
Exercised	—	—
Forfeited	63,335	13.20
Options Outstanding, September 30, 2013	333,500	$18.40
Options Exercisable, September 30, 2013	333,500	$18.40
Stock Only Stock Appreciation Rights (SOSARs) — On January 2, 2013, 106,000 Stock Only Stock Appreciation Rights (SOSARs) were awarded to certain executives in accordance with the MBT 2008 Stock Incentive Plan that was approved by shareholders on May 1, 2008. The SOSARs have a term of ten years and vest in three equal annual installments beginning on December 31, 2013. The fair value of $1.43 for the SOSARs was estimated at the date of the grant, using the Black-Scholes option pricing model, with the following assumptions: expected option lives of 7 years, expected volatility of 62.09%, a risk free interest rate of 1.25% and dividend yield of 0.00%.
On January 2, 2013, 6,369 SOSARs were issued to a director in exchange for $10,000 of his 2013 annual retainer. The SOSARs have a term of ten years and vest on December 31, 2013.
SOSARs granted under the plan are structured as fixed grants with the exercise price equal to the market value of the underlying stock on the date of the grant.
The following table summarizes the SOSARs that have been granted:

	Shares	Weighted Average Exercise Price
SOSARs Outstanding, January 1, 2013	410,666	$3.53
Granted	112,369	2.35
Exercised	3,498	2.36
Forfeited	4,000	3.03
SOSARs Outstanding, September 30, 2013	521,537	$3.28
SOSARs Exercisable, September 30, 2013	318,466	$4.00
Restricted Stock Unit Awards — On January 2, 2013, performance restricted stock units were awarded to certain key executive officers in accordance with the MBT 2008 Stock Incentive Plan that was approved by shareholders on May 1, 2008. Each Restricted Stock Unit (RSU) is equivalent to one share of MBT Financial Corp. common stock. Stock will be issued to the participants following a two year performance period that ends on December 31, 2014. Up to 50% of the aggregate RSUs granted may be earned in each year of the performance period subject to satisfying weighted performance thresholds. Earned RSUs vest on December 31, 2015.
The total expense for equity based compensation was $71,000 in the third quarter of 2013 and $41,000 in the third quarter of 2012. The total expense for equity based compensation was $216,000 in the first nine months of 2013 and $131,000 in the first nine months of 2012.

(15) Stock-Based Compensation Plan

The Long-Term Incentive Compensation Plan approved by shareholders at the April 6, 2000 Annual Meeting of Shareholders of Monroe Bank & Trust authorized the board of directors to grant nonqualified stock options to key employees and non-employee directors. Such grants could be made until January 2, 2010 for up to 1,000,000 shares of the Corporation’s common stock. The amount that could be awarded to any one individual was limited to 100,000 shares in any one calendar year. The MBT Financial Corp. 2008 Stock Incentive Plan was approved by shareholders at the May 1, 2008 Annual meeting of shareholders of MBT Financial Corp. This plan replaced the Long-Term Incentive Compensation Plan and authorized the board of directors to grant equity incentive awards to key employees and non-employee directors. Such grants may be made until May 1, 2018 for up to 1,000,000 shares of the Corporation’s common stock. The amount that may be awarded to any one individual is limited to 100,000 shares in any one calendar year. As of December 31, 2012, the number of shares available under the plan is 337,131. This includes 110,509 shares that were previously awarded that have been forfeited.
Stock Option Awards — Stock options granted under the plans have exercise prices equal to the fair market value at the date of grant. Options granted under the plan may be exercised for a period of no more than ten years from the date of grant. All options granted are fully vested at December 31, 2012.
Stock Only Stock Appreciation Rights (SOSARs) — On February 23, 2012, Stock Only Stock Appreciation Rights (SOSARs) were awarded to certain executives in accordance with the MBT Financial Corp. 2008 Stock Incentive Plan. The SOSARs have a term of 10 years and vest in three equal annual installments beginning on December 31, 2012. SOSARs granted under the plan are structured as fixed grants with the exercise price equal to the market value of the underlying stock on the date of the grant. Upon exercise, the executive will generally receive common shares equal in value to the excess of the market value of the shares over the exercise price on the exercise date.
The fair value of each option and SOSAR grant is estimated on the date of grant using the Black-Scholes option pricing model with the assumptions disclosed in Note 1 to the consolidated financial statements.
A summary of the status of stock options and SOSARs under the plans is presented in the table below.

	2012		2011		2010
Stock Options	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options Outstanding, January 1	436,503	$17.34	444,575	$17.28	489,075	$17.35
Granted	—	—	—	—	—	—
Exercised	—	—	—	—	—	—
Forfeited/Expired	39,668	15.05	8,072	13.90	44,500	18.03
Options Outstanding, December 31	396,835	$17.57	436,503	$17.34	444,575	$17.28
Options Exercisable, December 31	396,835	$17.57	436,503	$17.34	444,575	$17.28

	2012		2011		2010
Stock Only Stock Appreciation Rights (SOSARs)	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
SOSARs Outstanding, January 1	320,000	$4.08	224,000	$5.12	221,500	$5.23
Granted	104,000	1.85	107,000	1.85	16,000	1.52
Exercised	—	—	—	—	—	—
Forfeited/Expired	13,334	3.53	11,000	3.64	13,500	2.58
SOSARs Outstanding, December 31	410,666	$3.53	320,000	$4.08	224,000	$5.12
SOSARs Exercisable, December 31	319,630	$4.01	253,321	$4.67	190,820	$5.49
Weighted Average Fair Value of Options or SOSARs Granted During Year		$1.11		$0.80		$0.45
The options and SOSARs exercisable as of December 31, 2012 are exercisable at prices ranging from $1.52 to $23.40. The number of options and SOSARs and remaining life at each exercise price are as follows:

Outstanding and Exercisable Options
Exercise Price	Shares	Remaining Life (in years)
$13.20	63,335	0.01
$15.33	75,500	4.01
$16.24	64,000	3.01
$16.69	89,500	1.01
$23.40	104,500	2.01
	396,835	2.01

Outstanding SOSARs			Exercisable SOSARs
Exercise Price	Shares	Remaining Life (in years)	Shares	Remaining Life (in years)
$1.52	12,000	7.01	12,000	7.01
$1.85	200,666	8.62	109,630	8.46
$3.03	114,500	6.01	114,500	6.01
$8.53	83,500	5.60	83,500	5.60
	410,666	7.23	319,630	6.78
A summary of the status of the Corporation’s nonvested SOSARs as of December 31, 2012 and changes during the year ended December 31, 2012 is as follows:

Nonvested SOSAR Shares	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2012	66,679	$0.72
Granted	104,000	1.11
Vested	(76,309)	0.89
Forfeited	(3,334)	0.99
Nonvested at December 31, 2012	91,036	$1.01
As of December 31, 2012, there was $92,000 of total unrecognized compensation cost related to nonvested share based compensation arrangements granted under the Plan. The cost is expected to be recognized over a weighted average period of 1.68 years.
Restricted Stock Awards — On September 23, 2010, 120,000 restricted shares were awarded to certain key executives in accordance with the MBT Financial Corp. 2008 Stock Incentive Plan. As of December 31, 2012, 70,000 of those shares were vested. The remaining restricted shares will vest as follows:

Date	Shares Vesting
September 23, 2013	25,000
September 23, 2014	25,000
A summary of the status of the Corporation’s nonvested restricted stock awards as of December 31, 2010, 2011, and 2012, and changes during the years then ended is as follows:

Restricted Stock Awards	2012	2011	2010
Nonvested at January 1	120,000	135,000	15,000
Granted	10,000	—	120,000
Vested	80,000	15,000	—
Forfeited	—	—	—
Nonvested at December 31	50,000	120,000	135,000
The total expense recorded for the restricted stock awards was $70,000 in 2012, $100,000 in 2011, and $29,000 in 2010. The amount of unrecognized compensation cost related to the nonvested portion of restricted stock awards under the plan was $27,000 as of December 31, 2012, $87,000 as of December 31, 2011, and $187,000 as of December 31, 2010.
Restricted Stock Unit Awards — Restricted stock units granted under the plan result in an award of common shares to key employees based on selected performance metrics during the performance period. Key executives were granted 30,000 Restricted Stock Units (RSUs) on February 23, 2012. The RSUs will vest on December 31, 2014 based on the Bank achieving the performance targets in the following schedule, with up to 50% of the RSUs earned in 2012 and up to 50% of the RSUs earned in 2013.

Performance Metric	Weighting Percentage	Performance Requirement	2012 Performance Threshold	2013 Performance Threshold
Net Income (Loss) before tax	50%	At or greater than	$1,295,000	$6,370,000
Tier 1 leverage ratio	25%	At or greater than	6.42%	7.76%
Texas Ratio	25%	At or less than	75%	50%
The Tier 1 leverage ratio and Texas ratio goals were not achieved in 2012. As a result, 50% of the 15,000 RSUs (7,500) that could be earned in 2012 will be awarded upon completion of the vesting period. The current expectation is that the 15,000 RSUs that may be earned in 2013 will be awarded.
Key executives were granted 35,000 Restricted Stock Units (RSUs) on January 27, 2011. The RSUs will vest on December 31, 2013 based on the Bank achieving the performance targets in the following schedule, with up to 50% of the RSUs earned in 2011 and up to 50% of the RSUs earned in 2012.

Performance Metric	Weighting Percentage	Performance Requirement	2011 Performance Threshold	2012 Performance Threshold
Net Income (Loss) before tax	50%	At or better than	$(4,319,000)	$3,503,000
Tier 1 leverage ratio	25%	At or greater than	6.22%	6.30%
Non accrual loans	25%	At or less than	$55,000,000	$40,000,000
The Tier 1 leverage ratio was not achieved in 2011. As a result, 75% of the 17,500 RSUs (13,125) that could have been earned in 2011 will be awarded upon completion of the vesting period. All three performance goals were achieved in 2012, and as a results, the 17,500 RSUs that could have been earned in 2012 will be awarded upon completion of the vesting period.
Accordingly, the Company recorded expenses of $54,000 in 2012 and $15,000 in 2011 for the RSUs.